Document and Entity Information	May 13, 2022
Cover [Abstract]
Entity Registrant Name	TAKE TWO INTERACTIVE SOFTWARE INC
Amendment Flag	false
Entity Central Index Key	0000946581
Document Type	8-K
Document Period End Date	May 13, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-34003
Entity Tax Identification Number	51-0350842
Entity Address, Address Line One	110 West 44th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(646)
Local Phone Number	536-2842
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	TTWO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false